SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Subcontracted work and consulting	$ 748	$ 823	$ 672
Share-based payments to service provider	56	118	67
Total transactions	804	941	$ 739
Other accounts payable	63	75
Total balances	$ 63	$ 75